Note 15 - Other Long-term Liabilities - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Defined Benefit Retirement Indemnity Plans, France [Member]
Benefit obligations at beginning of year		€ 842	[1]	€ 694	[1]	€ 665
Service cost		66		45		46
Interest cost		13		15		13
Actuarial (gain) / loss				88		(30)
Amortization of net prior service cost		1
Benefits paid		(27)
Benefit obligations at end of year (1)	[1]	895		842		694
Unrecognized actuarial (gain) loss (2)	[2]	144		147		58
Unrecognized prior service cost (2)	[2]	22		23		24
Accrued pension cost		729		673		612
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Benefit obligations at beginning of year		1,162	[3]	906	[3]	742
Service cost		118		81		72
Interest cost		6		10		8
Actuarial (gain) / loss		(12)		147
Benefits paid		(17)		(38)
Benefit obligations at end of year (1)	[3]	1,182		1,162		906
Unrecognized actuarial (gain) loss (2)	[4]	412		464		314
Unrecognized prior service cost (2)	[4]
Accrued pension cost		769		697		592
Amortization of net loss		24		16
Exchange rate impact		€ (99)		€ 40		€ 84

[1]	The accumulated benefit obligation was 627 thousand Euros and 597 thousand Euros at December 31, 2017 and 2016 respectively.
[2]	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2018 is 4 thousand Euros.
[3]	The accumulated benefit obligation was 872 thousand Euros and 944 thousand Euros at December 31, 2017 and 2016, respectively.
[4]	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2018 is 25 thousand Euros.